Intangibles Assets - Additional Information (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Term for calculating profit marging for cash generating units		3 years
BioStrand [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 21.2		$ 11.2
Impairment of intangible assets charge			$ 3.9